Other long-term liabilities	6 Months Ended
Jun. 30, 2020
Miscellaneous Noncurrent Liabilities [Abstract]
Other long-term liabilities
10.	Other long-term liabilities

	June 30,	December 31,
	2020	2019
Royalty payment obligations	$3,423	$3,148
Other employee benefit liabilities	2,581	2,554
	$6,004	$5,702
Less:
Current portion of royalty payment obligations (note 7)	(3,308)	(3,043)
Current portion of other employee benefit liabilities (note 7)	(2,495)	(2,374)
	$201	$285